FINANCIAL INSTRUMENTS - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Number of Customers Representing Greater Than 10% Of Sales | customer	1	1
Cash and cash equivalents	$ 568,000,000	$ 20,000,000					$ 128,000,000
Debt issue costs	7,000,000	8,000,000
Revolving Bank Line
Disclosure of detailed information about hedging instruments [line items]
Unutilized borrowing facilities	292,000,000	237,000,000
Securitisations
Disclosure of detailed information about hedging instruments [line items]
Recognised liabilities representing continuing involvement in derecognised financial assets	0	68,000,000
Unutilized borrowing facilities	125,000,000
Foreign Currency Forward Contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Unrealized gain (loss) on derivatives	1,000,000	1,000,000
Gains (losses) on financial assets at fair value through profit or loss	3,000,000	1,000,000
Sensitivity analysis on derivative instrument, change in exchange rate, impact	1,000,000
Notional amount			$ 35		$ 52
Foreign Currency Options | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Unrealized gain (loss) on derivatives	1,000,000	1,000,000
Gains (losses) on financial assets at fair value through profit or loss	1,000,000	$ 1,000,000
Sensitivity analysis on derivative instrument, change in exchange rate, impact	$ 1,000,000
Notional amount | €				€ 30		€ 30
Commodity price risk | Expected Natural Gas Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage	2.00%	3.00%
Commodity price risk | Forecasted Electricity Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage purchased in regulated markets	52.00%	50.00%
Commodity price risk | Deregulated Electricity Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage	25.00%	25.00%
Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, maximum percentage of foreign exchange exposures	100.00%
Hedging instrument, period	3 years
Credit risk | Trade receivables
Disclosure of detailed information about hedging instruments [line items]
Allowance account for credit losses of financial assets	$ 1,000,000	$ 1,000,000